Distribution Date:	10/13/21	COMM 2013-CCRE7 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Situs Holdings, LLC
Bond / Collateral Reconciliation - Balances	8		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Current Mortgage Loan and Property Stratification	9-13		2 Embarcadero Center,8th Floor | San Francisco, CA 94111
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Controlling Class	Perella Weinberg Partners Asset Based Value Strategy
		Representative
Specially Serviced Loan Detail - Part 2	23		-
Modified Loan Detail	24		, | ,
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12625FAA4	0.716000%	71,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12625FAB2	2.022000%	77,842,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12625FAC0	2.739000%	82,273,000.00	17,768,803.13	1,108,257.92	40,557.29	0.00	0.00	1,148,815.21	16,660,545.21	59.42%	30.00%
A-3	12625FAD8	2.929000%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	12625FAG1	0.823000%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	12625FAJ5	2.781000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12625FAE6	3.213000%	273,430,000.00	167,016,154.38	0.00	447,185.75	0.00	0.00	447,185.75	167,016,154.38	59.42%	30.00%
A-M	12625FAS5	3.314000%	79,580,000.00	79,580,000.00	0.00	219,773.43	0.00	0.00	219,773.43	79,580,000.00	41.84%	21.50%
B	12625FAU0	3.613000%	58,515,000.00	58,515,000.00	0.00	176,178.91	0.00	0.00	176,178.91	58,515,000.00	28.91%	15.25%
C	12625FAY2	4.062638%	35,110,000.00	35,110,000.00	0.00	118,866.03	0.00	0.00	118,866.03	35,110,000.00	21.15%	11.50%
D	12625FBA3	4.387638%	39,790,000.00	39,790,000.00	0.00	145,486.78	0.00	0.00	145,486.78	39,790,000.00	12.36%	7.25%
E	12625FBC9	4.387638%	8,192,000.00	8,192,000.00	0.00	29,952.94	0.00	0.00	29,952.94	8,192,000.00	10.55%	6.38%
F	12625FBE5	4.387638%	9,362,000.00	9,362,000.00	0.00	34,230.89	0.00	0.00	34,230.89	9,362,000.00	8.48%	5.38%
G*	12625FBG0	4.387638%	17,555,000.00	17,555,000.00	0.00	64,187.49	0.00	0.00	64,187.49	17,555,000.00	4.60%	3.50%
H	12625FBJ4	4.387638%	32,768,992.00	20,841,453.96	0.00	85,086.90	0.00	2,288.00	85,086.90	20,839,165.96	0.00%	0.00%
V	12625FBL9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12625FBN5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12625FBQ8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,242,994.02	453,730,411.47	1,108,257.92	1,361,506.41	0.00	2,288.00	2,469,764.33	452,619,865.55

Notional Certificates
X-A	12625FAF3	1.176094%	734,950,000.00	264,364,957.51	0.00	259,098.39	0.00	0.00	259,098.39	263,256,699.59
X-B	12625FAQ9	0.606021%	93,625,000.00	93,625,000.00	0.00	47,282.26	0.00	0.00	47,282.26	93,625,000.00
Notional SubTotal			828,575,000.00	357,989,957.51	0.00	306,380.65	0.00	0.00	306,380.65	356,881,699.59

Deal Distribution Total					1,108,257.92	1,667,887.06	0.00	2,288.00	2,776,144.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12625FAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12625FAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12625FAC0	215.97368675	13.47049360	0.49295990	0.00000000	0.00000000	0.00000000	0.00000000	13.96345350	202.50319315
A-3	12625FAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	12625FAG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	12625FAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12625FAE6	610.81868990	0.00000000	1.63546703	0.00000000	0.00000000	0.00000000	0.00000000	1.63546703	610.81868990
A-M	12625FAS5	1,000.00000000	0.00000000	2.76166662	0.00000000	0.00000000	0.00000000	0.00000000	2.76166662	1,000.00000000
B	12625FAU0	1,000.00000000	0.00000000	3.01083329	0.00000000	0.00000000	0.00000000	0.00000000	3.01083329	1,000.00000000
C	12625FAY2	1,000.00000000	0.00000000	3.38553204	0.00000000	0.00000000	0.00000000	0.00000000	3.38553204	1,000.00000000
D	12625FBA3	1,000.00000000	0.00000000	3.65636542	0.00000000	0.00000000	0.00000000	0.00000000	3.65636542	1,000.00000000
E	12625FBC9	1,000.00000000	0.00000000	3.65636475	0.00000000	0.00000000	0.00000000	0.00000000	3.65636475	1,000.00000000
F	12625FBE5	1,000.00000000	0.00000000	3.65636509	0.00000000	0.00000000	0.00000000	0.00000000	3.65636509	1,000.00000000
G	12625FBG0	1,000.00000000	0.00000000	3.65636514	0.00000000	0.00000000	0.00000000	0.00000000	3.65636514	1,000.00000000
H	12625FBJ4	636.01144521	0.00000000	2.59656751	(0.27107730)	23.49762269	0.00000000	0.06982210	2.59656751	635.94162311
V	12625FBL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12625FBN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12625FBQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12625FAF3	359.70468401	0.00000000	0.35253880	0.00000000	0.00000000	0.00000000	0.00000000	0.35253880	358.19674752
X-B	12625FAQ9	1,000.00000000	0.00000000	0.50501746	0.00000000	0.00000000	0.00000000	0.00000000	0.50501746	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	40,557.29	0.00	40,557.29	0.00	0.00	0.00	40,557.29	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	447,185.75	0.00	447,185.75	0.00	0.00	0.00	447,185.75	0.00
X-A	09/01/21 - 09/30/21	30	0.00	259,098.39	0.00	259,098.39	0.00	0.00	0.00	259,098.39	0.00
X-B	09/01/21 - 09/30/21	30	0.00	47,282.26	0.00	47,282.26	0.00	0.00	0.00	47,282.26	0.00
A-M	09/01/21 - 09/30/21	30	0.00	219,773.43	0.00	219,773.43	0.00	0.00	0.00	219,773.43	0.00
B	09/01/21 - 09/30/21	30	0.00	176,178.91	0.00	176,178.91	0.00	0.00	0.00	176,178.91	0.00
C	09/01/21 - 09/30/21	30	0.00	118,866.03	0.00	118,866.03	0.00	0.00	0.00	118,866.03	0.00
D	09/01/21 - 09/30/21	30	0.00	145,486.78	0.00	145,486.78	0.00	0.00	0.00	145,486.78	0.00
E	09/01/21 - 09/30/21	30	0.00	29,952.94	0.00	29,952.94	0.00	0.00	0.00	29,952.94	0.00
F	09/01/21 - 09/30/21	30	0.00	34,230.89	0.00	34,230.89	0.00	0.00	0.00	34,230.89	0.00
G	09/01/21 - 09/30/21	30	0.00	64,187.49	0.00	64,187.49	0.00	0.00	0.00	64,187.49	0.00
H	09/01/21 - 09/30/21	30	778,876.34	76,203.97	0.00	76,203.97	(8,882.93)	0.00	0.00	85,086.90	769,993.41
Totals			778,876.34	1,659,004.13	0.00	1,659,004.13	(8,882.93)	0.00	0.00	1,667,887.06	769,993.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12625FAS5	3.314000%	79,580,000.00	79,580,000.00	0.00	219,773.43	0.00	0.00	219,773.43	79,580,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12625FAU0	3.613000%	58,515,000.00	58,515,000.00	0.00	176,178.91	0.00	0.00	176,178.91	58,515,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12625FAY2	4.062638%	35,110,000.00	35,110,000.00	0.00	118,866.03	0.00	0.00	118,866.03	35,110,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,205,000.03	173,205,000.00	0.00	514,818.37	0.00	0.00	514,818.37	173,205,000.00

Exchangeable Certificate Details
PEZ	12625FAW6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information

Total Available Distribution Amount (1)	2,776,144.98
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	0.083000
Next Period 1 Month LIBOR %	0.086000
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,673,039.98	Master Servicing Fee	7,492.24
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	1,814.92
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	4,728.65
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	14,035.81
Total Interest Collected	1,673,039.98

Principal		Expenses/Reimbursements
Scheduled Principal	1,110,545.92	Reimbursement for Interest on Advances	0.96
Unscheduled Principal Collections		ASER Amount	(13,762.53)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,432.12
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(2,288.00)	Special Servicing Fees (Work Out)	1,446.52
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,108,257.92	Total Expenses/Reimbursements	(8,882.93)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,667,887.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,108,257.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,776,144.98
Total Funds Collected	2,781,297.90	Total Funds Distributed	2,781,297.86

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	453,730,411.47	453,730,411.47	Beginning Certificate Balance	453,730,411.47
(-) Scheduled Principal Collections	1,110,545.92	1,110,545.92	(-) Principal Distributions	1,108,257.92
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	2,288.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	2,288.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	2,288.00	2,288.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	452,619,865.55	452,619,865.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	453,818,672.46	453,818,672.46	Ending Certificate Balance	452,619,865.55
Ending Actual Collateral Balance	452,636,009.78	452,636,009.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	115,231,699.66	25.46%	17	4.2372	NAP	Defeased	12	115,231,699.66	25.46%	17	4.2372	NAP
	9,999,999 or less	21	106,110,739.74	23.44%	17	4.6411	1.731542	1.39 or less	12	180,746,212.03	39.93%	18	4.4340	0.855356
10,000,000 to 24,999,999		8	119,519,560.72	26.41%	17	4.3847	1.202332	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		2	53,297,887.21	11.78%	18	4.7646	1.327964	1.45 to 1.54	2	23,162,772.26	5.12%	18	4.5581	1.462255
40,000,000 to 54,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.64	4	28,420,158.87	6.28%	17	4.7470	1.611550
55,000,000 to 69,999,999		1	58,459,978.22	12.92%	18	4.1737	1.100000	1.65 to 1.74	3	16,591,140.65	3.67%	18	4.4536	1.706004
	70,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.75 to 1.84	2	38,307,567.78	8.46%	18	4.6682	1.796775
	Totals	44	452,619,865.55	100.00%	18	4.4247	1.450951	1.85 to 1.99	3	13,204,691.37	2.92%	17	4.6003	1.969178
								2.00 or greater	6	36,955,622.93	8.16%	17	4.3047	2.844259
								Totals	44	452,619,865.55	100.00%	18	4.4247	1.450951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	16	115,231,699.66	25.46%	17	4.2372	NAP	Totals	56	452,619,865.55	100.00%	18	4.4247	1.450951
Alabama	1	2,005,715.38	0.44%	23	5.0400	1.720000
									Property Type³
Arizona	3	15,307,436.24	3.38%	17	4.6144	2.081164
Arkansas	1	3,382,451.02	0.75%	17	4.2485	1.370000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
California	4	42,394,131.79	9.37%	17	4.2496	1.241496		Properties	Balance	Agg. Bal.			DSCR¹
Colorado	1	7,508,100.15	1.66%	18	4.5200	1.450000	Defeased	16	115,231,699.66	25.46%	17	4.2372	NAP
Connecticut	1	25,951,654.67	5.73%	18	4.5345	1.800000	Industrial	1	11,599,981.17	2.56%	15	5.1500	1.640000
Florida	3	71,788,241.16	15.86%	18	4.1972	0.732392	Lodging	16	99,822,066.56	22.05%	18	4.5857	1.185487
Georgia	2	19,459,283.16	4.30%	17	4.7741	1.863008	Mixed Use	3	43,456,012.35	9.60%	18	4.1346	1.667179
Illinois	3	19,749,762.93	4.36%	18	4.5376	0.686173	Mobile Home Park	1	7,561,314.96	1.67%	17	4.4500	1.680000
Indiana	1	7,024,110.31	1.55%	17	4.2900	1.730000	Multi-Family	4	16,651,803.50	3.68%	17	4.7096	1.482256
Louisiana	1	1,921,592.25	0.42%	18	4.5100	1.570000	Office	3	58,371,067.38	12.90%	18	4.7503	1.333355
Maryland	1	5,694,345.62	1.26%	18	4.5200	1.450000	Retail	12	99,925,919.97	22.08%	18	4.2827	1.375977
Michigan	3	8,603,811.21	1.90%	17	4.6815	2.111084	Totals	56	452,619,865.55	100.00%	18	4.4247	1.450951
Minnesota	1	3,252,816.56	0.72%	18	5.2860	1.040000
Mississippi	1	1,042,318.22	0.23%	18	4.5100	1.570000
Missouri	1	3,382,450.80	0.75%	17	4.2485	1.370000
New Jersey	1	11,599,981.17	2.56%	15	5.1500	1.640000
New York	1	16,468,651.83	3.64%	17	3.7845	2.680000
North Carolina	3	16,029,433.50	3.54%	17	4.6639	1.331030
North Dakota	1	3,207,638.56	0.71%	18	5.2860	1.040000
Oregon	1	6,682,678.10	1.48%	17	4.2550	1.610000
Pennsylvania	1	27,346,232.54	6.04%	18	4.9830	0.880000
Utah	2	9,365,989.48	2.07%	17	4.7581	1.571093
Virginia	2	8,219,339.24	1.82%	17	4.8210	2.598041

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	115,231,699.66	25.46%	17	4.2372	NAP	Defeased	12	115,231,699.66	25.46%	17	4.2372	NAP
	4.2499% or less	5	96,251,871.20	21.27%	18	4.0819	1.416539	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	7	73,800,455.62	16.31%	18	4.3443	0.837852	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	12	91,075,504.71	20.12%	18	4.5935	1.630619	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	8	76,260,334.36	16.85%	17	5.0171	1.518917	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	452,619,865.55	100.00%	18	4.4247	1.450951	49 months or greater	32	337,388,165.89	74.54%	18	4.4888	1.370887
								Totals	44	452,619,865.55	100.00%	18	4.4247	1.450951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	115,231,699.66	25.46%	17	4.2372	NAP	Defeased	12	115,231,699.66	25.46%	17	4.2372	NAP
	57 months or less	32	337,388,165.89	74.54%	18	4.4888	1.370887	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	58 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	32	337,388,165.89	74.54%	18	4.4888	1.370887
	Totals	44	452,619,865.55	100.00%	18	4.4247	1.450951	Totals	44	452,619,865.55	100.00%	18	4.4247	1.450951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	115,231,699.66	25.46%	17	4.2372	NAP				None
Underwriter's Information		2	16,660,174.10	3.68%	16	4.9556	1.618739
	12 months or less	27	296,269,959.83	65.46%	18	4.4311	1.367736
	13 months to 24 months	3	24,458,031.96	5.40%	17	4.8692	1.240227
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	452,619,865.55	100.00%	18	4.4247	1.450951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	30292107	RT	Lakeland	FL	Actual/360	4.174%	203,807.16	137,431.61	0.00	N/A	04/06/23	--	58,597,409.83	58,459,978.22	10/06/21
5	30304780	OF	San Jose	CA	Actual/360	3.950%	136,861.39	100,407.23	0.00	N/A	04/06/23	--	41,578,143.11	41,477,735.88	10/06/21
7	30304793	OF	Pittsburgh	PA	Actual/360	4.983%	113,794.65	57,655.95	0.00	N/A	04/06/23	--	27,403,888.49	27,346,232.54	10/06/21
8	30304794	OF	Hartford	CT	Actual/360	4.535%	98,284.56	58,152.15	0.00	N/A	04/06/23	--	26,009,806.82	25,951,654.67	10/06/21
9	30304805	LO	Various	Various	Actual/360	4.520%	72,133.90	42,899.64	0.00	N/A	04/01/23	--	19,150,592.72	19,107,693.08	10/01/21
10	30304804	LO	Various	Various	Actual/360	4.300%	66,235.26	42,636.46	0.00	N/A	04/01/23	--	18,484,258.14	18,441,621.68	10/01/21
14	30291955	MU	New York	NY	Actual/360	3.785%	52,067.15	40,947.94	0.00	N/A	03/06/23	--	16,509,599.77	16,468,651.83	10/06/21
15	30292048	RT	Modesto	CA	Actual/360	4.515%	60,434.19	36,005.43	0.00	N/A	04/06/23	--	16,062,242.62	16,026,237.19	10/06/21
16	30291963	LO	San Diego	CA	Actual/360	3.973%	48,365.10	51,635.62	0.00	N/A	03/06/23	--	14,609,974.95	14,558,339.33	10/06/21
17	30304792	MU	Los Angeles	CA	Actual/360	4.261%	54,094.37	35,314.96	0.00	N/A	04/06/23	--	15,232,485.79	15,197,170.83	10/06/21
21	30291959	LO	Jekyll Island	GA	Actual/360	4.949%	51,066.40	26,321.41	0.00	N/A	03/06/23	--	12,382,234.52	12,355,913.11	10/06/21
22	30304803	MU	Lake Forest	IL	Actual/360	4.460%	43,919.38	26,684.21	0.00	N/A	04/01/23	--	11,816,873.90	11,790,189.69	10/01/21
23	30291679	OF	Chicago	IL	Actual/360	4.250%	41,303.68	27,567.90	0.00	N/A	01/06/23	--	11,662,214.51	11,634,646.61	10/06/21
24	30304778	IN	Jersey City	NJ	Actual/360	5.150%	49,887.85	24,371.72	0.00	N/A	01/06/23	--	11,624,352.89	11,599,981.17	10/06/21
25	30291988	LO	Various	Various	Actual/360	5.286%	41,207.35	48,005.76	0.00	N/A	04/06/23	--	9,354,675.38	9,306,669.62	10/06/21
27	30291949	MF	Houston	TX	Actual/360	3.883%	27,129.11	20,530.19	0.00	N/A	03/06/23	--	8,383,424.01	8,362,893.82	10/06/21
29	30304777	RT	Tucson	AZ	Actual/360	4.290%	29,214.77	18,977.96	0.00	N/A	03/06/23	--	8,171,963.06	8,152,985.10	10/06/21
30	30291954	MF	Fayetteville	NC	Actual/360	4.739%	31,855.89	17,640.50	0.00	N/A	03/06/23	--	8,065,632.79	8,047,992.29	10/06/21
31	30291996	SS	Various	Various	Actual/360	4.590%	30,080.11	17,552.06	0.00	N/A	04/06/23	--	7,864,080.65	7,846,528.59	10/06/21
32	30304790	MH	Fontana	CA	Actual/360	4.450%	28,103.77	17,230.92	0.00	N/A	03/06/23	--	7,578,545.88	7,561,314.96	10/06/21
33	30304789	RT	Tifton	GA	Actual/360	4.470%	26,520.19	16,144.23	0.00	N/A	03/06/23	--	7,119,514.28	7,103,370.05	09/06/21
34	30304776	RT	Lafayette	IN	Actual/360	4.290%	25,169.65	16,350.24	0.00	N/A	03/06/23	--	7,040,460.55	7,024,110.31	10/06/21
36	30304774	RT	Gresham	OR	Actual/360	4.255%	23,751.08	15,627.53	0.00	N/A	03/06/23	--	6,698,305.63	6,682,678.10	10/06/21
37	30291971	LO	Suffolk	VA	Actual/360	4.928%	25,223.92	19,755.05	0.00	N/A	03/06/23	--	6,142,811.83	6,123,056.78	10/06/21
39	30304773	LO	Salt Lake City	UT	Actual/360	4.735%	22,777.59	12,632.97	0.00	N/A	03/06/23	--	5,772,568.81	5,759,935.84	10/06/21
40	30304771	LO	Sierra Vista	AZ	Actual/360	4.605%	21,097.50	12,243.81	0.00	N/A	03/06/23	--	5,497,720.62	5,485,476.81	10/06/21
41	30304772	LO	San Diego	CA	Actual/360	4.710%	19,993.70	16,630.30	0.00	N/A	04/06/23	--	5,093,936.97	5,077,306.67	10/06/21
42	30304800	OF	Raleigh	NC	Actual/360	4.600%	19,490.39	11,268.27	0.00	N/A	04/01/23	--	5,084,448.44	5,073,180.17	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
43	30304801	RT	Various	Various	Actual/360	4.510%	19,060.65	11,376.13	0.00	04/01/23	06/01/25	--	5,071,569.06	5,060,192.93	10/01/21
44	30304785	MU	New York	NY	Actual/360	4.279%	18,688.83	9,942.24	0.00	N/A	04/06/23	--	5,241,084.17	5,231,141.93	10/06/21
45	30304770	LO	Phoenix	AZ	Actual/360	4.795%	17,979.64	14,664.75	0.00	N/A	03/06/23	--	4,499,598.15	4,484,933.40	10/06/21
46	30304769	RT	Gridley	CA	Actual/360	4.290%	16,959.55	11,016.95	0.00	N/A	03/06/23	--	4,743,929.08	4,732,912.13	10/06/21
47	30304768	MF	New Orleans	LA	Actual/360	4.890%	16,826.90	13,239.45	0.00	N/A	04/06/23	--	4,129,300.06	4,116,060.61	10/06/21
49	30304784	RT	Phoenix	AZ	Actual/360	4.770%	15,615.86	11,805.02	0.00	N/A	03/06/23	--	3,928,517.14	3,916,712.12	10/06/21
50	30291857	MF	Battle Creek	MI	Actual/360	4.737%	16,044.48	8,958.44	0.00	N/A	02/06/23	--	4,064,037.62	4,055,079.18	10/06/21
51	30304767	LO	Cedar City	UT	Actual/360	4.795%	14,440.54	7,844.89	0.00	N/A	03/06/23	--	3,613,898.53	3,606,053.64	10/06/21
52	30304783	RT	Dexter	MO	Actual/360	4.248%	12,003.31	7,916.70	0.00	N/A	03/06/23	--	3,390,367.50	3,382,450.80	10/06/21
53	30304782	RT	Blytheville	AR	Actual/360	4.248%	12,003.31	7,916.70	0.00	N/A	03/06/23	--	3,390,367.72	3,382,451.02	10/06/21
54	30292032	RT	Chapel Hill	NC	Actual/360	4.566%	11,090.76	6,525.44	0.00	N/A	03/06/23	--	2,914,786.48	2,908,261.04	10/06/21
55	30304766	RT	Huntsville	AL	30/360	5.040%	8,466.92	10,218.75	0.00	N/A	09/01/23	--	2,015,934.13	2,005,715.38	10/01/21
56	30304799	MF	Ypsilanti	MI	Actual/360	4.550%	8,984.01	5,286.48	0.00	N/A	04/01/23	--	2,369,409.31	2,364,122.83	10/01/21
57	30304798	MF	Ann Arbor	MI	Actual/360	4.720%	8,611.58	4,774.32	0.00	N/A	04/01/23	--	2,189,383.52	2,184,609.20	10/01/21
58	30304797	SS	Reynoldsburg	OH	Actual/360	4.700%	7,034.81	5,909.73	0.00	N/A	03/01/23	--	1,796,122.12	1,790,212.39	10/01/21
59	30304796	SS	Cedar Park	TX	Actual/360	4.660%	5,358.77	4,527.91	0.00	N/A	04/01/23	--	1,379,939.92	1,375,412.01	10/01/21
Totals							1,673,039.98	1,110,545.92	0.00				453,730,411.47	452,619,865.55

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	6,294,456.16	4,899,012.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	16,741,090.96	17,688,505.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,421,956.53	959,591.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,233,316.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(896,740.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,175,591.72	3,132,649.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,763,739.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,297,639.06	973,049.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,377,075.44	1,876,153.50	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,196,816.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	6,653,597.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	3,051,728.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	986,708.91	926,484.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	02/08/21	3,587,497.03	0.00	42,575.43	42,575.43	0.00	0.00
34	8,262,932.80	8,149,730.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	798,530.00	830,545.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	416,536.78	1,743,889.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	(64,722.12)	308,128.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,333,091.26	1,240,938.02	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	2,473,637.25	3,346,837.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	624,169.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	614,007.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	482,652.38	689,480.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	499,375.92	493,009.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	528,285.65	963,460.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	330,405.53	330,021.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	330,405.53	330,021.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	617,228.87	567,840.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	354,719.80	396,099.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	609,857.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	322,479.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	66,830,570.94	49,845,449.85				3,587,497.03	0.00	42,575.43	42,575.43	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424728%	4.387976%	18
09/13/21	1	7,119,514.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424760%	4.388008%	19
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	4,307,608.01	4.424788%	4.388036%	20
07/12/21	0	0.00	0	0.00	1	6,785,581.99	0	0.00	1	6,785,581.99	0	0.00	0	0.00	0	0.00	4.432181%	4.395350%	20
06/11/21	0	0.00	0	0.00	1	6,822,506.95	0	0.00	1	6,822,506.95	0	0.00	0	0.00	0	0.00	4.432233%	4.395402%	21
05/12/21	0	0.00	2	14,039,201.34	0	0.00	0	0.00	1	6,858,346.12	0	0.00	0	0.00	0	0.00	4.432281%	4.395450%	22
04/12/21	2	14,091,685.44	0	0.00	0	0.00	0	0.00	1	6,894,973.55	0	0.00	0	0.00	0	0.00	4.432331%	4.395500%	23
03/12/21	0	0.00	0	0.00	1	7,211,617.59	0	0.00	1	6,930,506.57	0	0.00	0	0.00	0	0.00	4.432377%	4.395547%	24
02/12/21	0	0.00	1	12,560,200.50	1	7,229,148.67	0	0.00	1	6,968,738.63	0	0.00	0	0.00	0	0.00	4.432433%	4.395603%	25
01/12/21	1	12,583,960.02	0	0.00	2	14,247,890.01	0	0.00	1	7,003,960.01	0	0.00	0	0.00	1	4,026,116.65	4.432478%	4.395647%	26
12/11/20	0	0.00	0	0.00	2	14,297,687.24	1	7,039,032.59	0	0.00	0	0.00	0	0.00	0	0.00	4.431172%	4.394046%	27
11/13/20	0	0.00	0	0.00	2	14,349,143.77	1	7,074,921.18	0	0.00	0	0.00	0	0.00	0	0.00	4.431218%	4.394091%	28
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
33	30304789	09/06/21	0	A	42,575.43	42,575.43	0.00	7,119,514.28	07/01/20	9
Totals					42,575.43	42,575.43	0.00	7,119,514.28

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		447,559,673	447,559,673	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		5,060,193	5,060,193	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	452,619,866	452,619,866	0	0	0	0
Sep-21	453,730,411	446,610,897	7,119,514	0	0	0
Aug-21	454,781,457	454,781,457	0	0	0	0
Jul-21	462,614,086	455,828,504	0	0	0	6,785,582
Jun-21	463,749,737	456,927,230	0	0	0	6,822,507
May-21	464,824,459	450,785,257	0	7,180,855	0	6,858,346
Apr-21	465,951,937	451,860,252	7,196,712	0	0	6,894,974
Mar-21	467,018,250	452,876,126	0	0	7,211,618	6,930,507
Feb-21	468,251,915	441,493,827	0	12,560,201	7,229,149	6,968,739
Jan-21	469,309,445	442,477,595	12,583,960	0	7,243,930	7,003,960
Dec-20	474,401,616	460,103,928	0	0	7,258,655	7,039,033
Nov-20	475,521,614	461,172,471	0	0	7,274,223	7,074,921
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
25	30291988	9,306,669.62	9,306,669.62		02/01/13	4,433,921.44	1.04000	12/31/19	04/06/23	137
33	30304789	7,103,370.05	7,119,514.28		12/01/20	2,037,893.66	1.99000	12/31/19	03/06/23	256
Totals		16,410,039.67	16,426,183.90			6,471,815.10

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
25	30291988	LO	Various	04/15/20	9

9/9/2021 - Loan transferred to Special Servicing 04/15/2020 due to imminent default of the loan payment as a result of significant drop on revenues in April. Collateral is 3 full service hotels located in Devils Lake, ND; Effingham, IL; and

Chanhassen, MN . Payments are current. Working with borrower regarding return to servicer.

33	30304789	RT	GA	07/01/20	9

9/9/2021 - The loan was transferred to Special Servicing on 7/1/2020 due to payment default. The subject loan is secured by a 220,000 sf regional mall located in Tifton, GA. The borrower has been contacted and sent payments since transfer.

The mall's re tail tenants were adversely affected by the ongoing pandemic. Reinstatement process ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	30304788	2,986,097.44	4.86000%	6,443,989.06 4.86000%		8	06/05/17	06/05/17	06/26/17
12	30304787	3,724,733.47	4.86000%	3,828,407.37 4.86000%		8	06/05/17	06/05/17	06/26/17
13	30304786	6,165,386.69	4.86000%	3,069,019.69 4.86000%		8	06/05/17	06/05/17	06/22/17
18	30291902	15,370,600.00	4.86000%	17,701,280.00 4.17000%		9	03/14/13	03/14/13	03/14/13
Totals		28,246,817.60		31,042,696.12
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	30304781	09/12/19	35,786,082.42	29,925,000.00	27,003,847.38	979,175.43	27,003,847.38	26,024,671.95	9,485,712.48	0.00	0.00	9,485,712.48	18.32%
11	30304788	11/13/19	5,926,931.46	6,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
12	30304787	11/13/19	3,346,019.47	3,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
13	30304786	11/13/19	2,682,316.22	2,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
28	30291211	08/12/21	6,785,581.99	3,610,000.00	5,314,325.96	970,570.06	5,314,325.96	4,343,755.90	2,441,826.09	(2,288.00)	(18,531.60)	2,460,357.69	24.85%
35	30304775	04/11/14	7,920,612.44	21,000,000.00	74,661.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			62,447,544.00	67,035,000.00	32,392,834.36	1,949,745.49	32,318,173.34	30,368,427.85	11,927,538.57	(2,288.00)	(18,531.60)	11,946,070.17

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
4	30304781	09/12/19	0.00	0.00	9,485,712.48	0.00	0.00	9,485,712.48	0.00	0.00	9,485,712.48
11	30304788	11/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	30304787	11/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	30304786	11/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	30291211	10/13/21	0.00	0.00	2,460,357.69	0.00	0.00	2,288.00	0.00	0.00	2,444,114.09
		08/12/21	0.00	0.00	2,441,826.09	0.00	0.00	2,441,826.09	0.00	0.00
35	30304775	04/25/14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	2,288.00	0.00	0.00	2,288.00
Cumulative Totals			0.00	0.00	11,946,070.17	0.00	0.00	11,929,826.57	0.00	0.00	11,929,826.57

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21	0.00	0.00	0.00	0.00	773.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	1,948.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	1,483.23	0.00	0.00	(13,762.53)	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	449.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.96	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	222.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,432.12	0.00	1,446.52	(13,762.53)	0.00	0.00	0.96	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(8,882.93)

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Supplemental Notes
Exchange of Exchangeable Certificates--January 2016

In January 2016 an exchange of exchangeable certificates took effect in which $86,603,000.00 of Class PEZ was exchanged for $39,790,000.00 of Class A-M, $29,258,000.00 of Class B, and $17,555,000.00 of Class C.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 28 of 28